Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Assets:
Cash and due from banks	$ 20,484	$ 22,364
Federal funds sold and overnight interest-bearing deposits	7,893	20,445
Investment in available-for-sale securities, at fair value	235,054	198,998
Mortgage servicing rights	2,847	2,762
Accrued interest receivable	4,853	4,816
Deposits:
Non-interest bearing demand	208,035	207,700
Savings, interest checking and money market	441,080	442,131
Time deposits	298,082	319,683
Accrued interest payable	382	373
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	20,484	22,364
Federal funds sold and overnight interest-bearing deposits	7,893	20,445
Investment in available-for-sale securities, at fair value	0	0
Loans, net	0	0
Investment in FHLB stock	0	0
Mortgage servicing rights	0	0
Cash surrender value - life insurance	0	0
Accrued interest receivable	4,853	4,816
Assets, Total	33,230	47,625
Deposits:
Non-interest bearing demand	208,035	207,700
Savings, interest checking and money market	441,080	442,059
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	56,834	17,970
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	382	373
Liabilities, Fair Value Disclosure, Total	706,331	668,102
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	235,054	198,998
Loans, net	0	0
Investment in FHLB stock	3,390	3,075
Mortgage servicing rights	0	0
Cash surrender value - life insurance	2,348	2,284
Accrued interest receivable	0	0
Assets, Total	240,792	204,357
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	40,821	33,371
Federal Home Loan Bank advances	52,340	44,396
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	93,161	77,767
Net Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Investment in available-for-sale securities, at fair value	0	0
Loans, net	854,775	854,062
Investment in FHLB stock	0	0
Mortgage servicing rights	2,847	2,762
Cash surrender value - life insurance	0	0
Accrued interest receivable	0	0
Assets, Total	857,622	856,824
Deposits:
Non-interest bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	298,323	321,041
Federal funds purchased and securities sold under agreements to repurchase	0	0
Subordinated notes	0	0
Federal Home Loan Bank advances	0	0
Accrued interest payable	0	0
Liabilities, Fair Value Disclosure, Total	298,323	321,041
Carrying Amount
Assets:
Cash and due from banks	20,484	22,364
Federal funds sold and overnight interest-bearing deposits	7,893	20,445
Investment in available-for-sale securities, at fair value	235,054	198,998
Loans, net	856,476	852,114
Investment in FHLB stock	3,390	3,075
Mortgage servicing rights	2,847	2,762
Cash surrender value - life insurance	2,348	2,284
Accrued interest receivable	4,853	4,816
Assets, Total	1,133,345	1,106,858
Deposits:
Non-interest bearing demand	208,035	207,700
Savings, interest checking and money market	441,080	442,059
Time deposits	298,082	319,755
Federal funds purchased and securities sold under agreements to repurchase	56,834	17,970
Subordinated notes	49,486	49,486
Federal Home Loan Bank advances	50,000	43,000
Accrued interest payable	382	373
Liabilities, Fair Value Disclosure, Total	1,103,899	1,080,343
Fair Value
Assets:
Cash and due from banks	20,484	22,364
Federal funds sold and overnight interest-bearing deposits	7,893	20,445
Investment in available-for-sale securities, at fair value	235,054	198,998
Loans, net	854,775	854,062
Investment in FHLB stock	3,390	3,075
Mortgage servicing rights	2,847	2,762
Cash surrender value - life insurance	2,348	2,284
Accrued interest receivable	4,853	4,816
Assets, Total	1,131,644	1,108,806
Deposits:
Non-interest bearing demand	208,035	207,700
Savings, interest checking and money market	441,080	442,059
Time deposits	298,323	321,041
Federal funds purchased and securities sold under agreements to repurchase	56,834	17,970
Subordinated notes	40,821	33,371
Federal Home Loan Bank advances	52,340	44,396
Accrued interest payable	382	373
Liabilities, Fair Value Disclosure, Total	$ 1,097,815	$ 1,066,910